Document And Entity Information	Apr. 14, 2022
Document And Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 14, 2022
Entity File Number	000-31203
Entity Registrant Name	LESAKA TECHNOLOGIES, INC.
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	98-0171860
Entity Address Line One	President Place, 4th Floor, Cnr.
Entity Address Line Two	Jan Smuts Avenue and Bolton Road
Entity Address, City or Town	Rosebank, Johannesburg
Entity Address, Postal Zip Code	2196
Entity Address Country	ZA
Country Region	27
City Area Code	11
Local Phone Number	343-2000
Title of 12(b) Security	Common Shares
Trading Symbol	LSAK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Central Index Key	0001041514
Amendment Flag	true
Amendment Description	On April 14, 2022, Lesaka Technologies, Inc. (“Lesaka” or the “Company”), formerly known as Net 1 UEPS Technologies, Inc., through its wholly owned subsidiary Net1 Applied Technologies South Africa (Pty) Ltd (“Net1 SA”) acquired (the “Acquisition”) all of the issued and outstanding ordinary shares of Ovobix (RF) Proprietary Limited (“Ovobix”) and Luxanio 227 Proprietary Limited (“Luxanio”) and 14.14% of Cash Connect Management Solutions Proprietary Limited (“CCMS”) and K2021477132 (South Africa) Proprietary Limited (“K2021” and together with Ovobix, Luxanio and CCMS, the “Target Companies”). Each of Ovobix and Luxanio own 69.05% and 16.81% of CCMS and K2021, respectively, and combined with the 14.14% referred to previously, Lesaka effectively owns 100% of CCMS and K2021. The transaction consideration of ZAR 3.8 billion was funded through existing cash resources of ZAR 2.1 billion, upsized net debt facilities of ZAR 1.4 billion and deferred equity consideration of ZAR 350.0 million. The deferred equity consideration consists of 3,185,079 shares of Lesaka’s common stock which are to be issued ratably (1,061,693 shares per year) on the first, second and third anniversaries of the closing to the Sellers of the Target Companies. The 3,185,079 shares was calculated using the inputs specified in the Sale Agreement, namely an amount of ZAR 350.0 million, a USD/ZAR closing exchange rate of $1: ZAR 14.65165, and an agreed stock price of $7.50. Lesaka determined that the operations of CCMS and K2021 and their respective subsidiaries (together “Connect”) constitute the business acquired. Such businesses were under the common control of Ovobix. The entities that form Connect for the purposes of the combined financial statements historically did not prepare separate consolidated financial statements. The combined Connect financial statements included in this this amended Current Report on Form 8-K/A therefore represent a combination of the consolidated financial statements of CCMS and the consolidated financial information of K2021 (which includes K2020 Connect Proprietary Limited ("K2020") in respect of the years ended 28 February 2022 and 2021) which are the businesses which are the subject of the Acquisition. All references to “the Company” are references to Lesaka and its consolidated subsidiaries, collectively, and all references to “Lesaka” are to Lesaka Technologies, Inc. only, except as otherwise indicated or where the context indicates otherwise. On April 20, 2022, Lesaka filed a Current Report on Form 8-K (the “Form 8-K”) under Item 2.01 to report the completion of the Acquisition. In response to parts (a) and (b) of Item 9.01 of the Form 8-K, Lesaka stated that it would file the required financial information by amendment, as permitted by Item 9.01. This Form 8-K/A is being filed to provide certain historical financial statements of the business acquired and pro forma financial information.